Note 5 - Gain (Loss) on SES Development - Gain (Loss) on Solar Development (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2021	May 25, 2018	Oct. 31, 2019	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Total gain/(loss) on solar development		$ 400		$ 38	$ 769	$ 1,589	$ (2,615)
ISS Joint Venture [member]
Statement Line Items [Line Items]
Gain on acquisition of remaining 50% ISV from ISS	$ 7,800			0	7,848	0	0
Solar projects in Australia [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development			$ 500	0	(165)	496	(247)
Discontinued solar development projects in ISS Joint Venture [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development				0	(6,950)	(1,675)	(868)
NC projects 1 [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development				0	0	0	402
Other [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development				38	36	0	0
VivoRex LLC [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development				$ 0	$ 0	$ 2,768	$ (1,902)